Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated (Deficit) [Member]	Accumulated Other Comprehensive Income [Member]	Total
Beginning balance at Dec. 31, 2018	$ 1,544,904	$ 6,999,942	$ (12,577,458)	$ 299,178	$ (3,733,434)
Beginning balance, shares at Dec. 31, 2018	751,108
Stock based compensation	$ 2,131,920	19,871			2,151,791
Stock based compensation, shares	4,263,840
Stock issued in exchange for vested options	$ 681,383	(681,383)
Stock issued in exchange for vested options, shares	48,399
Share issuance upon Exchange Agreement	$ 3,145,777				$ 3,145,777
Share issuance upon Exchange Agreement, shares	20,350,573
Foreign exchange translation				(157,541)	(157,541)
Net Income Loss			(3,637,368)		(3,637,368)
Ending balance at Dec. 31, 2019	$ 7,503,984	6,338,430	(16,214,826)	141,637	(2,230,775)
Ending balance, shares at Dec. 31, 2019	25,413,920
Stock based compensation		928,795			928,795
Stock based compensation, shares	2,433,357
Fair value of warrants issued in connection with convertible debt		1,412,539			1,412,539
Fair value of beneficial conversion feature issued in connection with convertible debt		700,226			700,226
Common stock issued upon conversion of debt	$ 378,182				378,182
Common stock issued upon conversion of debt, shares	37,818,154
Common stock issued for CureDash	$ 40,000				40,000
Common stock issued for CureDash, shares	353,622
Common stock issued for Psytech	$ 26,250				26,250
Common stock issued for Psytech,shares	1,050,000
Common stock issued upon cashless warrant exercise
Common stock issued upon cashless warrant exercise, shares	100,909
Foreign exchange translation				(13,853)	(13,853)
Net Income Loss			(3,514,736)		(3,514,736)
Ending balance at Dec. 31, 2020	$ 7,948,416	$ 9,379,990	$ (19,729,562)	$ 127,784	$ (2,273,372)
Ending balance, shares at Dec. 31, 2020	67,169,962